Subsequent Events	12 Months Ended
Sep. 28, 2024
Subsequent Events [Abstract]
Subsequent Events

13.  Subsequent Events

Closing of Spin-Off

In February 2024, the Company announced plans for a spin-off and merger of our Health, Hygiene & Specialties Global Nonwovens and Films business (HHNF) with Glatfelter Corporation (GLT). The spin-off occurred on November 4, 2024 and the historical business will be presented as a Discontinued Operation in future filings.

Tapes

On November 24, 2024, the Company entered into a definitive agreement to sell its Specialty Tapes business (“Tapes”) for a headline purchase price of $540 million, which will be subject to a number of closing adjustments. The Tapes business is currently operated within the Flexibles segment, and had annual revenues of $340 million in fiscal 2024 and $331 million in fiscal 2023. The transaction is expected to be completed by early 2025, subject to customary closing conditions. The Company anticipates a book gain will be recorded at the time of disposition, but is not calculable until the closing adjustments have been finalized.

Entry into Merger Agreement

On November 19, 2024, the Company announced that it has entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Amcor plc, a Jersey public company (“Amcor”) and Aurora Spirit, Inc., a Delaware corporation and wholly-owned subsidiary of Amcor (“Merger Sub”). The Merger Agreement provides for, among other things and subject to the satisfaction or waiver of specified conditions set forth therein, the merger of Merger Sub with and into Company (the “Merger”), with the Company surviving the Merger as a wholly-owned subsidiary of Amcor. Subject to the terms and conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of the Company’s common stock issued and outstanding (excluding shares held by the Company as treasury stock immediately prior to the Effective Time) will be converted into the right to receive 7.25 fully paid and nonassessable Amcor ordinary shares (and, if applicable, cash in lieu of fractional shares), less any applicable withholding taxes.

The completion of the Merger is subject to certain conditions, including: (i) the adoption of the Merger Agreement by the Company’s stockholders, (ii) the approval of the issuance of Amcor ordinary shares in the Merger by Amcor’s shareholders, (iii) the expiration or termination of any applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and the absence of any agreement with either the Federal Trade Commission or Antitrust Division of the Department of Justice not to complete the Merger, (iv) the receipt of other required regulatory approvals, (v) the absence of any order or law that has the effect of enjoining or otherwise prohibiting the completion of the Merger, (vi) the approval for listing of the Amcor ordinary shares to be issued in connection with the Merger on the New York Stock Exchange and the effectiveness of a registration statement on Form S-4 with respect to such ordinary shares, (vii) subject to certain exceptions, the accuracy of the representations and warranties of the other party, (viii) performance in all material respects by each party of its respective obligations under the Merger Agreement and (ix) the absence of certain changes that have had, or would reasonably be expected to have, a material adverse effect with respect to each of the Company and Amcor.

Amcor will be required to pay the Company a termination fee equal to $260 million in specified circumstances, including if Amcor terminates the Merger Agreement to enter into a superior proposal or if the Company terminates the Merger Agreement following a change of recommendation by Amcor’s Board of Directors, in each case, subject to the terms and conditions of the Merger Agreement. The Company will be required to pay Amcor a termination fee equal to $260 million in specified circumstances, including if the Company terminates the Merger Agreement to enter into a superior proposal or if Amcor terminates the Merger Agreement following a change of recommendation by the Company’s Board of Directors, in each case, subject to the terms and conditions of the Merger Agreement.

The foregoing description of the Merger Agreement and the Merger does not purport to be complete and is qualified in its entirety by reference to the full text of the Merger Agreement, a copy of which is attached as Exhibit 2.1 to the Current Report on Form 8-K/A filed by the Company on November 19, 2024 and which is incorporated herein by reference.

As a result of the Merger, the distribution by the Company of the wholly-owned subsidiary that owned the HHNF business at the time of the spin-off (“Spinco”) that occurred on November 4, 2024 (the “Distribution”) may be a taxable transaction to the Company for U.S. federal income tax purposes.  If the Distribution were determined to be taxable to the Company, the taxable gain recognized by the Company, if any, would be immaterial based on the Company’s adjusted tax basis in Spinco immediately prior to the Distribution.

Other

In November 2024, the Company’s Board of Directors authorized a quarterly cash dividend of $0.31 per share. The first fiscal quarter payment will be paid on December 16, 2024 to shareholders of record as of December 2, 2024.